Unaudited Condensed Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities:
Net loss	$ (9,037,971)	$ (5,138,122)	$ (24,813,736)	$ (21,855,127)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	17,923	465,640	1,863,924	388,139
Stock-based compensation	4,255,432	93,943	544,375	195,056
Amortization of debt discount	1,212,836	4,000	1,811,798	13,600
Change in fair value of derivative liability			149,000
Impairment of long-lived assets			1,468,995
Change in fair value of simple agreements for future equity		869,164	1,672,706	265,744
Interest on recourse loan	3,987	(1,202)	(3,897)
Changes in operating assets and liabilities:
Accounts receivable	(263,075)	8,626	20,742	(23,697)
Inventory	37,814	(4,704)	(156,087)	(154,840)
Prepaid expenses	47,359	(33,643)	(595,630)	(81,339)
Other current assets				11,163
Accounts payable	(325,541)	64,191	1,888,568	(174,278)
Accrued liabilities	(82,168)	(30,239)	228,020	37,434
Deferred revenue	68,899
Right of use liabilities, net	(13,875)	(11,063)	(49,656)	(24,641)
Net cash used in operating activities	(4,078,380)	(3,713,409)	(15,970,878)	(21,402,786)
Cash flows from investing activities:
Purchase of property and equipment	(3,340)		(4,914)	(3,644,950)
Net cash used in investing activities	(3,340)		(4,914)	(4,060,962)
Deposits				(416,012)
Cash flows from financing activities:
Proceeds from simple agreement for future equity		2,666,953	2,666,953	12,885,001
Proceeds from notes payable			750,000	2,500,000
Proceeds from convertible notes payable	4,844,625		2,798,410
Proceeds from notes payable, related party			519,000
Exercise of warrants	5,832
Repayments of note payable	(250,000)	(250,000)	(1,750,000)	(250,000)
Repayments of notes payable, related party	(70,000)		(449,000)
Proceeds from lease liability financing				4,455,852
Repayment of lease liability financing	(28,011)	(552,786)	(1,713,518)	(378,524)
Net cash provided by financing activities	4,502,446	1,864,167	13,266,829	20,213,606
Issuance of restricted common stock, net of repurchases			(3)	1,278
Issuance of common stock pursuant to Merger and private placement, net of offering costs			10,444,987
Issuance of Series Seed preferred stock				999,999
Net change in cash and cash equivalents	420,726	(1,849,242)	(2,708,963)	(5,250,142)
Cash and cash equivalents at beginning of period	6,756	2,715,719	2,715,719	7,965,861
Cash and cash equivalents at end of period	427,482	866,477	6,756	2,715,719
Supplemental disclosure of cash flow information:
Cash paid for income taxes
Cash paid for interest	35,892	40,630	507,193	622,730
Supplemental disclosure of non-cash investing and financing activities:
Restricted stock award liability				162,747
Derivative liability in connection with convertible note			601,000
Debt discount issued as accrued liability			63,840
Conversion of simple agreement for future equity into common stock			17,490,404
Conversion of convertible note and derivative into common stock in connection with Merger			3,751,875
Warrants issued in connection with note payable			991,000	49,000
Subscription receivable				$ 165,719
Vested restricted stock purchased with recourse notes		3,436
Deferred offering costs included in accrued liabilities	$ 973,491